Note 4 - Loans and Leases - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan and lease losses allocated, with an allowance recorded	$ 0	$ 255
Recorded investment	1,948	3,025
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, with no related allowance recorded	0	0
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Commercial and Multi-Family Real Estate [Member]
Recorded investment, with no related allowance recorded	668	872
Recorded investments, with an allowance recorded	0	165
Allowance for loan and lease losses allocated, with an allowance recorded	0	6
Agricultural Real Estate [Member]
Recorded investment, with no related allowance recorded	8	10
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	1,272	425
Recorded investments, with an allowance recorded	0	1,553
Allowance for loan and lease losses allocated, with an allowance recorded	0	249
Agriculture [Member]
Recorded investment, with no related allowance recorded	0	0
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	0	0
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	0	0
Recorded investments, with an allowance recorded	0	0
Allowance for loan and lease losses allocated, with an allowance recorded	$ 0	$ 0